Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax asset
Net operating losses carry forwards	$ 22,234	$ 13,522
Other temporary differences	54	205
Total deferred tax assets	22,288	13,727
Less valuation allowance	0	0
Deferred tax asset, net of valuation allowance	22,288	13,727
Deferred tax liabilities
Investment in joint venture	31,709	20,002
Other temporary differences	56	741
Total deferred tax liabilities	31,765	20,743
Net deferred tax asset/(liability)	$ 9,477	$ 7,016